Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 165	$ 35
Other comprehensive income:
Net unrealized gains on non-credit impaired available-for-sale securities	27	5
Foreign currency translation adjustments	6	1
Income tax effect:
Net unrealized gains on non-credit impaired available-for-sale securities	(10)	(2)
Foreign currency translation adjustments	(2)	0
Other comprehensive income, net of tax, before reclassification adjustments	21	4
Reclassification adjustments included in net income:
Net realized gains on available-for-sale securities	(2)	(6)
Income tax effect:
Net realized gains on available-for-sale securities	1	2
Reclassification adjustments included in net income, net of tax	(1)	(4)
Other comprehensive income, net of tax	20	0
Comprehensive income	185	35
Comprehensive income attributable to non-controlling interests	28	33
Comprehensive income attributable to OneMain Holdings, Inc.	$ 157	$ 2